Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Entity Central Index Key	0001595386
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 19, 2022
Document Effective Date	Aug. 22, 2022
Prospectus Date	Aug. 22, 2022